UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 28,

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

RWN3 Conservative Allocation Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number
of Shares		Value

	COMMON STOCKS - 39.9%
	CONSUMER STAPLES - 10.7%
1,069	Altria Group, Inc.	$25,656
264	Clorox Co.	16,318
245	Energizer Holdings, Inc.*	17,245
317	Lorillard, Inc.	25,227
		84,446

	ENERGY - 10.2%
329	Chevron Corp.	26,639
398	Exxon Mobil Corp	27,685
1,128	Spectra Energy Corp.	26,812
		81,136

	HEALTHCARE - 3.0%
691	Roche Holding AG - ADR	23,784

	INDUSTRIALS - 5.2%
440	Alexander & Baldwin, Inc.	15,440
350	Deere & Co.	26,145
		41,585

	MATERIALS - 1.0%
200	Rockwood Holdings, Inc.*	7,634

	TELECOMMUNICATION SERVICES - 2.9%
2,500	Frontier Communications Corp.	22,750

	UTILITIES - 6.9%
686	Exelon Corp.	27,008
779	FirstEnergy Corp.	27,351
		54,359

	TOTAL COMMON STOCKS
	(Cost $306,739)	315,694

RWN3 Conservative Allocation Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number
of Shares		Value

	EXCHANGE TRADED FUNDS - 58.8%
515	iShares Barclays Intermediate Credit Bond Fund	$55,131
570	iShares Barclays TIPS Bond Fund	62,404
152	iShares iBoxx $ High Yield Corporate Bond Fund	13,526
289	iShares iBoxx Investment Grade Corporate Bond Fund	31,825
200	iShares S&P Asia 50 Index Fund	8,800
828	PowerShares Emerging Markets Sovereign Debt Portfolio	22,248
1,419	SPDR Barclays Capital Aggregate Bond ETF	80,940
437	SPDR Barclays Capital High Yield Bond ETF	17,401
2,227	Vanguard Short-Term Corporate Bond ETF	173,550

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $464,794)	465,825

Principal
Amount		Value
	SHORT-TERM INVESTMENT - 0.5%
$3,729	UMB Money Market Fiduciary, 0.01%†	3,729
	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,729)	3,729

	TOTAL INVESTMENT – 99.2%	785,248
	(Cost $775,262)
	Other Assets less Liabilites – 0.8%	6,469
	TOTAL NET ASSETS – 100.0%	791,717

ADR	American Depository Receipt
*	Non Income Producing Security.
†	The rate is the annualized seven-day yield at period end

See accompanying Notes to Schedule of Investments.

Sector Representation as of 11/30/10 (% of net assets)
Sector Breakdown	% of Total Net Assets
Consumer Staples	10.7%
Energy	10.2%
Utilities	6.9%
Industrials	5.2%
Health Care	3.0%
Telecommunication Services	2.9%
Materials	1.0%
Short-Term Investment	0.5%
Exchange Traded Funds	58.8%
Total Investments	99.2%
Other Assets less Liabilites	0.8%
Total Net Assets	100.0%

RWN3 Conservative Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
November 30, 2010

Note 1 – Organization:
The RWN3 Conservative Allocation Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital growth through an asset allocation strategy while also seeking to preserve principal. The Fund commenced investment operations on March 31, 2010.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Tax Information:
At November 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

RWN3 Conservative Allocation Fund

Cost of Investments	$774,767

Gross Unrealized Appreciation	$17,552
Gross Unrealized Depreciation	(7,673)

Net Unrealized Appreciation(Depreciation) on Investments	$9,879

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

RWN3 Conservative Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
November 30, 2010

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s assets carried at fair value:

RWN3 Conservative Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
November 30, 2010

	Level 1	Level 2**	Level 3**	Total
Investments in Securities
Common Stock[1]	$315,694	$-	$-	$315,694
Exchange-Traded Funds	465,825	-	-	465,825
Short-term Investments	3,729	-	-	3,729
Total Investments in Securities	785,248	-	-	785,248
Other Financial Instruments	-	-	-	-
Totals	$785,248	-	-	785,248

**The Fund did not hold any level 2 or level 3 securities during the period.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	January 24, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	January 24, 2011

* Print the name and title of each signing officer under his or her signature.